Related party transactions-Key management personnel compensation (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related party transactions
Consulting fees		$ 137,569	$ 125,004	$ 382,701
Salaries	$ 417,675	217,017	1,022,440	515,684
Directors fees	86,729	135,723	335,645	296,201
Stock-based compensation	1,510,041	1,372,613	5,351,490	3,328,759
Key management personnel compensation	$ 2,014,445	$ 1,862,922	$ 6,834,579	$ 4,523,345